TRADE ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for uncollectible receivable	$ 4,000	$ 0	$ 0
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	1,678	494	154
Additions charged to income	4,492	1,184	340
Ending balance	$ 6,170	$ 1,678	$ 494